Segment information - Schedule of Results (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,057,043	$ 140,522	$ 1,477,826
Cost of Sales	(533,595)	(86,872)	(753,914)
Gain (loss) on foreign exchange	182,161	(225,306)	179,640
Goodwill impairment	0	(9,020,813)	0
General and administrative expenses	(17,677,855)	(37,593,357)	(365,365,218)
Depreciation and amortization	(1,443,240)	(1,488,795)	(712,984)
Interest income	536,157	2,342,071	567,190
Fair value gain on embedded derivatives	15,615,000	5,771,000
Fair value loss on warrants	(1,040,000)	0	0
Loss on remeasurement of deferred consideration	(668,116)		156,047
Interest expense	(10,397,885)	(6,434,657)	(211,979)
Gain (loss) before tax	(14,370,330)	(46,596,207)	(364,663,392)
Segment assets	175,751,683	156,653,473	142,262,353
Segment liabilities	102,918,928	57,326,472	13,948,826
Non-current Assets	148,303,086	124,994,280	87,439,489
South Africa
Disclosure of operating segments [line items]
Revenue	0	0	810,350
Australia
Disclosure of operating segments [line items]
Revenue	1,057,043	140,522	384,358
Non-current Assets	3,075,959	4,222,057	14,731,033
Rest of the world
Disclosure of operating segments [line items]
Revenue	0	0	283,118
Non-current Assets	705,488	679,720	629,325
Tanzania
Disclosure of operating segments [line items]
Non-current Assets	144,521,639	120,092,503	72,079,131
Intellectual Property
Disclosure of operating segments [line items]
Segment assets		7,185,012
Metals Extraction
Disclosure of operating segments [line items]
Segment assets		123,400,083
Corporate
Disclosure of operating segments [line items]
Segment assets		92,982,474
Operating segments | Intellectual Property
Disclosure of operating segments [line items]
Revenue	1,746,681	4,169,658	9,153,646
Cost of Sales	(533,595)	(2,071,949)	(753,914)
Gain (loss) on foreign exchange	703,759	(8,112)	(23,662)
Goodwill impairment		(9,020,813)
General and administrative expenses	(4,023,165)	(4,190,621)	(4,989,038)
Depreciation and amortization	(1,368,350)	(1,359,611)	(473,752)
Interest income	5,239,492	76,438	106,998
Fair value gain on embedded derivatives	0	0
Fair value loss on warrants	0
Loss on remeasurement of deferred consideration	(668,116)		0
Interest expense	(20,951)	(30,809)	(9,365)
Gain (loss) before tax	1,075,755	(12,435,819)	3,010,913
Segment assets	144,404,325		29,653,933
Segment liabilities	26,695,036	3,792,443	6,228,145
Operating segments | Metals Extraction
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of Sales	0	0	0
Gain (loss) on foreign exchange	(493,722)	471,663	203,621
Goodwill impairment		0
General and administrative expenses	(1,756,023)	(5,256,215)	(8,027,952)
Depreciation and amortization	(22,767)	(39,199)	(220,869)
Interest income	99	961	307,610
Fair value gain on embedded derivatives	0	0
Fair value loss on warrants	0
Loss on remeasurement of deferred consideration	0		156,047
Interest expense	(72,418)	(353,530)	(187,293)
Gain (loss) before tax	(2,344,831)	(5,176,320)	(7,768,836)
Segment assets	165,038,598		76,110,868
Segment liabilities	102,843,488	64,496,247	12,044,608
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue	4,734,751	6,914,532	5,492,548
Cost of Sales	(4,360,626)	(6,773,508)	0
Gain (loss) on foreign exchange	(27,876)	(693,104)	(319)
Goodwill impairment		0
General and administrative expenses	(14,784,102)	(29,913,671)	(365,516,596)
Depreciation and amortization	(52,123)	(89,985)	(18,363)
Interest income	488,269	4,423,867	152,582
Fair value gain on embedded derivatives	15,615,000	5,771,000
Fair value loss on warrants	(1,040,000)
Loss on remeasurement of deferred consideration	0		0
Interest expense	(10,304,516)	(6,050,318)	(15,321)
Gain (loss) before tax	(9,731,223)	(26,411,187)	(359,905,469)
Segment assets	153,679,239		36,497,552
Segment liabilities	58,642,182	58,389,664	1,706,834
Inter-Segment eliminations
Disclosure of operating segments [line items]
Revenue	(5,424,389)	(10,943,668)	(13,168,368)
Cost of Sales	4,360,626	8,758,585	0
Gain (loss) on foreign exchange	0	4,247	0
Goodwill impairment		0
General and administrative expenses	2,885,435	1,767,150	13,168,368
Depreciation and amortization	0	0	0
Interest income	(5,191,703)	(2,159,195)	0
Fair value gain on embedded derivatives	0	0
Fair value loss on warrants	0
Loss on remeasurement of deferred consideration	0		0
Interest expense	0	0	0
Gain (loss) before tax	(3,370,031)	(2,572,881)	0
Segment assets	(287,370,479)	(66,914,096)	0
Segment liabilities	$ (85,261,778)	$ (69,351,882)	$ (6,030,761)